Segment Information - Reconciliation of Segment EBITDA to Loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Segment EBITDA	$ (23,922)	$ (19,474)	$ (19,251)
Depreciation and amortization	735	2,183	5,820
Cespira's equity loss (note 8)	15,845	6,715	0
Corporate and unallocated operating expenses	13,452	17,792	19,506
Unrealized foreign exchange loss (gain)	(5,365)	6,227	1,040
Loss on sale of assets	0	703	0
Gain on deconsolidation	0	(15,198)	0
Loss on sale of investment	0	352	0
Impairment of long-lived assets (note 9)	538	0	0
Loss on extinguishment	0	0	2,909
Impairment of long-term investment	0	0	413
Interest on long-term debt and accretion of royalty payable	613	1,083	1,724
Interest and other income, net of bank charges	(1,259)	88	(2,572)
Income (loss) before income taxes	(29,428)	(30,752)	(48,091)
Operating Segments
Segment Reporting Information [Line Items]
Segment EBITDA	(23,922)	(19,474)	(19,251)
Depreciation and amortization	7,142	5,651	5,279
Cespira's equity loss (note 8)	0	0
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Segment EBITDA	(19,053)	(8,667)	0
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Segment EBITDA	19,053	8,667
Depreciation and amortization	(6,567)	(3,845)
Cespira's equity loss (note 8)	0	0
Corporate
Segment Reporting Information [Line Items]
Cespira's equity loss (note 8)	$ 15,845	$ 6,715	$ 0